Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventory

	31-Dec-21	31-Dec-20
Finished products	6,031,753	3,349,382
Impairment of finished products	(3,819,955)	(1,255,649)
Accessories and spare parts	1,025,366	632,000
Impairment of accessories and spare parts	(839,693)	(316,000)
Total	$2,397,471	$2,409,733